Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Other non-current liabilities

16Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2025	2024	2023
Provisions	400	863	1,430
Other	86	47	315
Total	486	910	1,745

Provisions mainly relate to retention bonuses and pension obligations for our employees.

In Belgium, the Group contributes to a Sector Plan for eligible employees and to a “Branch 21” pension plan for a limited group of management staff. Under both plans, the Group pays contributions expressed as a percentage of a reference salary. These plans are administered by third party insurance companies and are not material to the consolidated financial statements.